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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06591

Invesco Quality Municipal Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E.,

Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Philip A. Taylor

1555 Peachtree Street, N.E.,

Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code:(713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 08/31/13

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2013

Invesco Quality Municipal Income Trust

NYSE: IQI

2	Letters to Shareholders
3	Trust Performance
4	Dividend Reinvestment Plan
5	Schedule of Investments
17	Financial Statements
20	Notes to Financial Statements
25	Financial Highlights
27	Approval of Investment Advisory and Sub-Advisory Contracts
29	Proxy Results
Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss one that affects you and our fellow trust shareholders.

    Your Board has been working on our annual review of the trusts’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information, including information from many independent sources.

    I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each trust and its shareholders.

    Be assured that your Board will continue working on behalf of trust shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

Enclosed in this semiannual report, you’ll find performance data for your Trust, a complete list of your Trust’s investments as of the close of the reporting period and other important information. I hope you find this report of interest.

    Our website, invesco.com/us, provides trust-specific as well as more general information from many of Invesco’s investment professionals. You’ll find in-depth articles, video clips and audio commentaries – and, of course, you also can access information about your Invesco account whenever it’s convenient for you.

    At Invesco, all of our people and all of our resources are dedicated to helping investors achieve their financial objectives. It’s a philosophy we call Intentional Investing, and it guides the way we:

■	Manage investments – Our dedicated investment professionals search the world for the best opportunities, and each investment team follows a clear, disciplined process to build portfolios and mitigate risk.
■	Provide choices – We offer multiple investment strategies, allowing you and your financial adviser to build a portfolio that’s purpose-built for your needs.
■	Connect with you – We’re committed to giving you the expert insights you need to make informed investing decisions, and we are well-equipped to provide high-quality support for investors and advisers.

For questions about your account, feel free to contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

2                Invesco Quality Municipal Income Trust

Trust Performance

Performance summary

Cumulative total returns, 2/28/13 to 8/31/13

Trust at NAV	-13.18%
Trust at Market Value	-16.68
Barclays Municipal Bond Index‚	-5.60

Market Price Discount to NAV as of 8/31/13	-8.26
Source: ‚Lipper Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.

The Trust is not managed to track the performance of any particular index, including the index described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

NYSE Symbol	IQI

3                Invesco Quality Municipal Income Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

■ Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

■ Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

■ Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/us.

■ Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/us, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A. P.O. Box 43078, Providence, RI 02940-3078. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

4                Invesco Quality Municipal Income Trust

Schedule of Investments

August 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–164.10%(a)
Alabama–0.82%
Birmingham (City of) Airport Authority; Series 2010, RB (INS–AGM)(b)	5.25%	07/01/30	$2,100	$2,148,237
Birmingham (City of) Water Works Board; Series 2011, Water RB (INS–AGM)(b)(c)	5.00%	01/01/36	3,060	3,069,119
				5,217,356

Alaska–0.66%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(c)	5.50%	10/01/41	4,065	4,190,446

Arizona–2.34%
Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. Hospital System RB	5.00%	02/01/42	2,050	1,821,527
Arizona (State of) Transportation Board; Series 2011 A, Ref. Sub. Highway RB(c)	5.00%	07/01/36	3,450	3,532,869
Arizona (State of); Series 2008 A, COP (INS–AGM)(b)	5.00%	09/01/24	1,995	2,069,773
Maricopa County Pollution Control Corp. (Arizona Public Service Co.–Palo Verde); Series 2009 A, Ref. PCR(d)	6.00%	05/01/14	1,475	1,521,581
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	2,780	2,572,612
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	6.00%	07/01/33	1,000	927,440
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	2,525	2,378,979
				14,824,781

California–24.90%
Alhambra Unified School District (Election of 2004);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGC)(b)(e)	0.00%	08/01/35	3,570	985,356
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGC)(b)(e)	0.00%	08/01/36	5,770	1,478,562
Bay Area Toll Authority (San Francisco Bay Area); Series 2007 F, Toll Bridge RB(d)(f)	5.00%	04/01/17	1,000	1,139,810
Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/26	1,390	794,677
Series 2009, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/31	2,680	1,066,265
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2005, Ref. RB	5.00%	11/15/34	1,700	1,700,051
California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/32	3,500	3,463,530
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2006 A, RB	5.25%	04/01/39	2,000	2,001,100
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB(g)(h)	5.00%	07/01/30	1,450	1,246,521
Series 2012, Water Furnishing RB(g)(h)	5.00%	07/01/37	3,195	2,594,755
California (State of) Public Works Board (Department of Mental Health–Coalinga State Hospital); Series 2004 A, Lease RB(d)(f)	5.00%	06/01/14	5,000	5,181,000
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.40%	11/01/27	4,000	3,813,080
California (State of) Statewide Communities Development Authority (John Muir Health);
Series 2006 A, RB	5.00%	08/15/28	1,015	1,024,328
Series 2006 A, RB	5.00%	08/15/32	8,000	7,965,840
California (State of);
Series 2003, Unlimited Tax GO Bonds	5.00%	02/01/24	580	582,100
Series 2004 B-2, VRD Unlimited Tax GO Bonds (LOC–Citibank, N.A.)(i)(j)	0.03%	05/01/34	3,000	3,000,000
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/32	2,600	2,648,178
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	4,305	4,418,480
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/36	2,460	2,467,060
Series 2013, Ref. Unlimited Tax GO Bonds	5.00%	10/01/24	2,325	2,503,165

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California Infrastructure & Economic Development Bank (The Scripps Research Institute); Series 2005 A, RB	5.00%	07/01/29	$5,000	$5,029,100
California Infrastructure & Economic Development Bank; Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB(c)(d)(f)	5.00%	01/01/28	5,000	5,769,200
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS–NATL)(b)(e)	0.00%	08/01/29	695	294,360
Dry Creek Joint Elementary School District (Election of 2008–Measure E);
Series 2009, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/40	4,685	835,148
Series 2009, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/41	4,965	825,630
Series 2009, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/42	5,265	818,760
Series 2009, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/43	3,460	503,049
Series 2009, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/44	4,825	651,857
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB(c)	5.00%	06/01/36	4,770	4,963,280
El Segundo Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/31	1,775	633,835
Series 2009 A, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/32	1,980	661,439
Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	1,500	1,377,360
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	3,250	3,231,507
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB(c)	5.00%	05/15/35	6,000	6,019,920
Los Angeles (City of) Department of Water & Power; Series 2012 A, Water System RB(c)	5.00%	07/01/43	6,510	6,616,504
Los Angeles (City of); Series 2004 A, Unlimited Tax GO Bonds(d)(f)	5.00%	09/01/14	6,000	6,289,080
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGC)(b)(e)	0.00%	08/01/34	1,985	552,267
Milpitas (City of) Redevelopment Agency (Redevelopment Area No. 1); Series 2003, Tax Allocation RB (INS–NATL)(b)	5.00%	09/01/22	3,040	3,049,758
Moreland School District (Crossover); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS–AMBAC)(b)(e)	0.00%	08/01/29	3,955	1,631,596
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/28	2,875	1,313,530
Oxnard (City of) Finance Authority (Redwood Trunk Sewer & Headworks); Series 2004 A, Wastewater RB (INS–NATL)(b)	5.00%	06/01/29	4,000	3,918,560
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(e)	0.00%	08/01/36	4,025	975,620
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(e)	0.00%	08/01/37	1,590	362,297
Poway Unified School District (Election of 2008–School Facilities Improvement District No. 2007-1);
Series 2009 A, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/27	4,005	1,954,320
Series 2009 A, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/31	5,000	1,810,500
Regents of the University of California;
Series 2007 J, General RB (INS–AGM)(b)(c)	4.50%	05/15/31	2,760	2,743,164
Series 2007 J, General RB (INS–AGM)(b)(c)	4.50%	05/15/35	2,240	2,135,325
Series 2009 O, General RB	5.25%	05/15/39	500	517,235
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/34	875	860,484
San Diego (County of) Water Authority; Series 2004 A, COP (INS–AGM)(b)(c)	5.00%	05/01/29	4,240	4,296,689
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds(c)	5.00%	08/01/36	6,790	6,968,305
San Francisco (City & County of) (Laguna Honda Hospital); Series 2008 R3, Ref. Unlimited Tax GO Bonds (INS–AGC)(b)(c)	5.00%	06/15/28	2,040	2,114,297
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. Second Series RB(g)	5.00%	05/01/25	1,000	1,041,750
Series 2011 F, Ref. Second Series RB(g)	5.00%	05/01/26	1,995	2,054,232
Series 2011 G, Ref. Second Series RB	5.25%	05/01/27	5,000	5,305,000
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB(c)	5.00%	11/01/36	4,320	4,403,851
San Francisco (City & County of) Public Utilities Commission; Series 2009 A, Water RB	5.00%	11/01/27	2,500	2,640,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(e)	0.00%	09/01/30	$3,300	$1,333,695
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/32	615	605,037
Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN(e)	0.00%	04/01/14	3,050	3,038,166
William S. Hart Union High School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/32	17,570	5,730,983
Series 2009 A, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/33	5,725	1,756,602
				157,707,150

Colorado–2.73%
Colorado (State of) Educational & Cultural Facilities Authority (Peak to Peak Charter School); Series 2004, Ref. & Improvement Charter School RB (INS–SGI)(b)	5.25%	08/15/34	3,585	3,535,598
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/39	4,000	3,881,200
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	3,200	3,237,408
Denver (City & County of); Series 2013 B, Sub. Airport System RB	5.25%	11/15/32	5,000	5,062,700
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS–SGI)(b)	5.00%	12/01/30	1,590	1,594,977
				17,311,883

Connecticut–0.65%
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	5.00%	07/01/41	4,300	4,098,029

Delaware–0.14%
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/36	1,000	916,290

District of Columbia–3.37%
District of Columbia (Provident Group–Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	1,910	1,606,214
District of Columbia Water & Sewer Authority;
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS–AGC)(b)	5.00%	10/01/27	575	616,124
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS–AGC)(b)	5.00%	10/01/28	265	280,654
District of Columbia;
Series 2006 B-1, Ballpark RB (INS–NATL)(b)	5.00%	02/01/31	10,000	9,749,900
Series 2008 E, Unlimited Tax GO Bonds (INS–BHAC)(b)(c)	5.00%	06/01/26	380	392,472
Series 2008 E, Unlimited Tax GO Bonds (INS–BHAC)(b)(c)	5.00%	06/01/27	380	399,399
Series 2008 E, Unlimited Tax GO Bonds (INS–BHAC)(b)(c)	5.00%	06/01/28	760	789,952
Series 2009 A, Sec. Income Tax RB(c)	5.25%	12/01/27	3,040	3,340,382
Metropolitan Washington Airports Authority;
Series 2004 C-1, Ref. Airport System RB (INS–AGM)(b)(g)	5.00%	10/01/20	3,000	3,121,110
Series 2009 B, Airport System RB (INS–BHAC)(b)	5.00%	10/01/29	1,000	1,039,760
				21,335,967

Florida–14.40%
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011, TEMPS-70SM RB	7.13%	11/15/16	1,250	1,257,988
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/37	2,145	2,198,432
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/21	5,110	5,524,217
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB(g)	5.13%	06/01/27	995	1,046,004
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2005 C, Ref. Hospital RB(d)	5.00%	11/15/15	3,000	3,001,950
Series 2006 C, RB(d)(f)	5.25%	11/15/16	100	113,870
Series 2006 C, RB	5.25%	11/15/36	3,900	4,014,504
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/27	4,630	4,554,577

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	6.00%	07/01/38	$3,000	$3,328,770
Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB (INS–AGC)(b)	5.00%	10/01/25	2,850	3,000,138
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS–BHAC)(b)	5.50%	04/01/38	1,300	1,356,537
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	2,500	2,424,400
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	1,195	1,274,551
Miami-Dade (County of);
Series 2005 A, Sub. Special Obligation Conv. CAB RB (INS–NATL)(b)(k)	5.00%	10/01/30	2,995	3,044,238
Series 2012, Transit System Sales Surtax RB	5.00%	07/01/33	2,500	2,503,375
Series 2012, Transit System Sales Surtax RB	5.00%	07/01/37	2,700	2,640,951
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	1,040	1,032,377
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/35	1,640	1,595,048
Series 2012 B, Ref. Sub. Special Obligation RB (INS–AGM)(b)	5.00%	10/01/35	1,750	1,702,032
Orange (County of); Series 2012 B, Ref. Sales Tax RB(c)	5.00%	01/01/31	7,855	8,108,481
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/43	2,030	1,868,635
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS–BHAC)(b)	5.50%	10/01/23	2,700	3,158,865
Series 2011, Ref. RB(c)	5.00%	10/01/31	3,330	3,369,594
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group);
Series 2007, Hospital RB(c)	5.00%	08/15/42	12,000	11,367,960
Series 2007, Hospital RB	5.00%	08/15/42	6,000	5,683,980
Series 2007, Hospital RB(c)	5.00%	08/15/42	6,000	5,683,980
St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2006 A, Health Care RB	5.25%	01/01/26	1,000	472,500
Series 2006 A, Health Care RB	5.38%	01/01/40	4,250	2,008,125
Tampa (City of) Sports Authority; Series 2005, Ref. Sales Tax RB (INS–AGM)(b)	5.00%	01/01/26	1,545	1,594,285
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS–NATL)(b)	6.00%	10/01/29	2,000	2,307,060
				91,237,424

Georgia–3.04%
Atlanta (City of); Series 2004 J, Airport Passenger Facility Charge & Sub. Lien General RB (INS–AGM)(b)	5.00%	01/01/34	4,000	4,021,400
DeKalb (County of); Series 2003 A, Water & Sewerage RB	5.00%	10/01/23	1,200	1,204,404
Georgia (State of) Road & Tollway Authority;
Series 2003, RB(d)(f)	5.00%	10/01/13	8,000	8,033,360
Series 2003, RB	5.00%	10/01/23	6,000	6,023,580
				19,282,744

Hawaii–0.90%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	1,630	1,663,513
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	4,100	4,023,904
				5,687,417

Idaho–0.79%
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (INS–AGC)(b)	5.25%	07/15/23	2,600	2,863,874
Idaho (State of) Housing & Finance Association; Series 2000 E, Single Family Mortgage RB(g)	6.00%	01/01/32	530	530,419
Regents of the University of Idaho; Series 2011, Ref. General RB(d)	5.25%	04/01/21	1,465	1,619,103
				5,013,396

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–18.94%
Bourbonnais (Village of) (Olivet Nazarene University);
Series 2013, Industrial Project RB	5.50%	11/01/42	$1,000	$927,760
Series 2013, Industrial Project RB	5.00%	11/01/44	750	630,923
Chicago (City of) (O’Hare International Airport);
Series 2003 B-2, Third Lien General Airport RB (INS–AGM)(b)(g)	5.75%	01/01/23	6,000	6,095,400
Series 2005 A, Third Lien General Airport RB (INS–NATL)(b)	5.25%	01/01/26	3,000	3,100,950
Chicago (City of) Board of Education;
Series 2011 A, Unlimited Tax GO Bonds(c)	5.00%	12/01/41	5,730	5,010,885
Series 2012 A, Unlimited Tax GO Bonds	5.00%	12/01/42	2,720	2,373,771
Series 2013 A3, Ref. Floating Rate Unlimited Tax GO Bonds(l)	0.89%	03/01/36	1,000	1,000,000
Chicago (City of) Park District; Series 2004 A, Limited Tax GO Bonds (INS–AMBAC)(b)	5.00%	01/01/27	3,600	3,684,312
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds);
Series 2008, Capital Grant Receipts RB (INS–AGC)(b)	5.25%	06/01/23	1,070	1,130,155
Series 2008, Capital Grant Receipts RB (INS–AGC)(b)	5.25%	06/01/24	1,035	1,076,866
Chicago (City of) Transit Authority;
Series 2011, Sales Tax Receipts RB(c)	5.25%	12/01/36	3,970	3,993,423
Series 2011, Sales Tax Receipts RB(c)	5.25%	12/01/36	5,000	5,029,500
Chicago (City of);
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS–AGM)(b)(c)(m)	5.00%	01/01/37	7,310	6,887,190
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	01/01/37	8,350	7,867,036
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/42	2,030	1,852,456
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	225	205,686
Cook (County of) Forest Preserve District;
Series 2012 B, Ref. Limited Tax GO Bonds(c)	5.00%	12/15/32	2,540	2,574,087
Series 2012 B, Ref. Limited Tax GO Bonds(c)	5.00%	12/15/37	2,540	2,546,985
Cook (County of); Series 2012 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/29	1,950	1,951,287
DeKalb County Community Unit School District No. 428; Series 2008, Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	01/01/23	1,435	1,568,713
Illinois (State of) Finance Authority (Little Company of Mary Hospital & Health Care Centers); Series 2010, RB	5.38%	08/15/40	2,875	2,842,628
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 B, RB	5.00%	08/15/16	830	918,968
Series 2009 B, RB	5.38%	08/15/24	1,900	2,068,435
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2010 A, Ref. RB	6.00%	05/15/39	2,620	2,775,942
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 2009, Ref. RB	6.13%	05/15/25	3,505	3,788,204
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	1,460	1,703,849
Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2010 A, Ref. RB	5.75%	08/15/29	5,020	5,190,529
Series 2010 A, Ref. RB	6.00%	08/15/38	2,620	2,705,412
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB(c)	5.50%	08/15/41	1,440	1,469,059
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(c)	5.25%	10/01/52	3,390	3,339,998
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, Conv. CAB RB (INS–NATL)(b)(k)	5.75%	06/15/26	8,480	7,223,943
Series 2010 A, RB	5.50%	06/15/50	2,300	2,308,832
Series 2012 B, RB(c)	5.00%	12/15/28	5,565	5,695,778
Illinois (State of) Toll Highway Authority; Series 2013 A, RB(c)	5.00%	01/01/38	10,050	9,719,657
Illinois (State of); Series 2013, Unlimited Tax GO Bonds	5.25%	07/01/29	1,960	1,920,643
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	4,275	4,677,748
Schaumburg (Village of); Series 2004 B, Unlimited Tax GO Bonds(d)(f)	5.25%	12/01/14	2,000	2,124,680
				119,981,690

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–2.94%
Indiana (State of) Finance Authority (Clarion Health Obligated Group); Series 2006 A, Hospital RB	5.25%	02/15/40	$3,595	$3,577,097
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	3,000	3,091,500
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013, Private Activity RB(g)	5.00%	07/01/40	1,935	1,646,453
Series 2013, Private Activity RB(g)	5.00%	07/01/44	775	648,683
Indianapolis Local Public Improvement Bond Bank;
Series 2011 K, RB	5.00%	06/01/27	3,000	3,087,480
Series 2013 F, RB(c)	5.00%	02/01/30	4,500	4,615,425
Rockport (City of) (Indiana Michigan Power Co.); Series 2009 B, Ref. PCR(d)	6.25%	06/02/14	1,860	1,932,707
				18,599,345

Iowa–2.00%
Coralville (City of); Series 2006 D, COP	5.25%	06/01/26	2,200	1,942,886
Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB(c)(m)	5.00%	06/01/25	4,795	5,319,717
Series 2009 A, Special Obligation RB(c)(m)	5.00%	06/01/26	3,595	3,927,645
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	1,800	1,447,488
				12,637,736

Kansas–0.50%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	1,655	1,756,534
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/43	1,500	1,435,920
				3,192,454

Kentucky–1.22%
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.38%	06/01/40	1,625	1,679,243
Series 2010 A, Hospital RB	6.50%	03/01/45	2,050	2,129,581
Kentucky (State of) Turnpike Authority (Revitalization); Series 2012 A, Economic Development Road RB	5.00%	07/01/28	1,860	1,987,205
Warren (County of) (Bowling Green-Warren County Community Hospital Corp.); Series 2013, Ref. Hospital RB	5.00%	04/01/35	2,000	1,919,580
				7,715,609

Louisiana–1.40%
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc.–Housing & Parking); Series 2010, RB (INS–AGM)(b)	5.25%	10/01/30	2,450	2,528,816
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	2,265	2,196,733
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/30	770	780,264
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/31	770	747,478
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/32	1,465	1,415,776
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/33	1,235	1,185,118
				8,854,185

Maine–0.75%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB	5.00%	07/01/43	2,750	2,620,888
Maine (State of) Turnpike Authority; Series 2012 A, RB	5.00%	07/01/37	2,100	2,137,401
				4,758,289

Maryland–1.26%
Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	2,495	2,403,334
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2004, Ref. RB	5.38%	08/15/24	3,000	3,107,130

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	$2,440	$2,445,563
				7,956,027

Massachusetts–4.89%
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	2,010	2,051,426
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	2,350	2,404,943
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB(c)	5.50%	11/15/36	9,565	10,580,803
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB(c)	5.50%	07/01/36	3,100	3,417,719
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/31	5,620	5,699,635
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	1,225	1,333,633
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB(c)	5.00%	10/15/35	5,325	5,482,301
				30,970,460

Michigan–0.85%
Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/37	3,400	3,441,548
Wayne State University Board of Governors; Series 2008, Ref. General RB (INS–AGM)(b)	5.00%	11/15/25	1,855	1,953,983
				5,395,531

Missouri–0.81%
Fenton (City of) (Gravois Bluffs Redevelopment); Series 2006, Ref. Tax Increment Allocation RB	4.50%	04/01/21	170	170,792
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/27	995	1,057,586
Series 2011 A, Ref. RB	5.50%	09/01/28	1,970	2,064,737
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2005 A, Senior Living Facilities RB	5.38%	02/01/35	1,875	1,807,931
				5,101,046

Nebraska–1.90%
Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/32	5,000	4,718,550
Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	5.00%	11/01/32	2,500	2,394,275
Omaha (City of) Public Power District; Series 2011 B, RB(c)	5.00%	02/01/36	4,800	4,910,256
				12,023,081

Nevada–2.20%
Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	1,500	1,529,550
Clark (County of);
Series 2004 A-1, Sub. Lien Airport System RB (INS–NATL)(b)(g)	5.50%	07/01/20	5,000	5,177,600
Series 2004 A-1, Sub. Lien Airport System RB (INS–NATL)(b)(g)	5.50%	07/01/22	2,000	2,066,600
Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB(g)	5.00%	07/01/28	2,000	1,979,220
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	1,450	1,521,775
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (INS–AGM)(b)(c)	5.00%	06/01/26	1,600	1,685,664
				13,960,409

New Jersey–6.34%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/31	1,990	2,073,321
New Jersey (State of) Economic Development Authority; Subseries 2005 N-1, Ref. School Facilities Construction RB (INS–AMBAC)(b)	5.50%	09/01/24	2,000	2,275,080
New Jersey (State of) Transportation Trust Fund Authority;
Series 1999 A, Transportation System RB	5.75%	06/15/20	5,000	5,976,300
Series 2006 C, Transportation System CAB RB (INS–AGC)(b)(e)	0.00%	12/15/26	8,435	4,292,487

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Turnpike Authority; Series 2013 A, RB	5.00%	01/01/38	$5,275	$5,259,914
New Jersey (State of); Series 2001 H, Ref. Unlimited Tax GO Bonds	5.25%	07/01/19	6,900	8,094,252
Passaic Valley Sewage Commissioners; Series 2003 F, Sewer System RB (INS–NATL)(b)	5.00%	12/01/20	10,000	10,093,500
University of Medicine & Dentistry of New Jersey; Series 2004, COP(d)(f)	5.25%	06/15/14	2,000	2,078,620
				40,143,474

New Mexico–0.74%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	2,650	2,698,389
New Mexico (State of) Finance Authority; Series 2008 A, Sr. Lien Public Revolving Fund RB	5.00%	06/01/27	1,860	1,974,650
				4,673,039

New York–15.27%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	1,740	1,831,193
Series 2009, PILOT RB	6.38%	07/15/43	720	762,552
Long Island Power Authority; Series 2004 A, Electrical System General RB (INS–AMBAC)(b)	5.00%	09/01/34	1,500	1,500,135
Metropolitan Transportation Authority;
Series 2003 B, RB (INS–NATL)(b)	5.25%	11/15/22	5,000	5,051,100
Series 2013 A, RB	5.00%	11/15/38	1,680	1,653,842
New York (City of) Municipal Water Finance Authority;
Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/31	2,400	2,476,488
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/35	2,900	2,969,745
New York (City of) Transitional Finance Authority;
Subseries 2009 A-1, Future Tax Sec. RB(c)	5.00%	05/01/28	4,615	4,991,907
Subseries 2009 A-1, Future Tax Sec. RB(c)	5.00%	05/01/29	3,695	3,962,666
Subseries 2009 A-1, Future Tax Sec. RB(c)	5.00%	05/01/30	3,695	3,947,036
Subseries 2011 D-1, Future Tax Sec. RB(c)	5.00%	11/01/33	1,725	1,777,371
Subseries 2012 E-1, Future Tax Sec. RB(c)	5.00%	02/01/37	7,155	7,312,553
Subseries 2013 I, Future Tax Sec. RB	5.00%	05/01/38	1,535	1,571,548
New York (City of) Trust for Cultural Resources (Museum of Modern Art);
Series 2008 1A, Ref. RB(c)	5.00%	04/01/26	5,635	6,048,891
Series 2008 1A, Ref. RB(c)	5.00%	04/01/27	4,765	5,117,276
New York (City of);
Subseries 2008 A-1, Unlimited Tax GO Bonds(c)	5.25%	08/15/27	5,200	5,670,392
Subseries 2008 A-1, Unlimited Tax GO Bonds(c)	5.25%	08/15/28	5,200	5,628,584
Subseries 2008 L-6, VRD Unlimited Tax GO Bonds(i)	0.04%	04/01/32	1,500	1,500,000
New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(b)	5.50%	05/15/29	1,805	2,002,287
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB(c)	5.00%	03/15/30	5,805	6,052,874
New York (State of) Dormitory Authority;
Series 2007 A, Mental Health Services Facilities Improvement RB (INS–AGM)(b)	5.00%	02/15/27	1,500	1,606,350
Series 2013 A, General Purpose Personal Income Tax RB	5.00%	02/15/37	2,050	2,093,337
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Gas Facilities Residual Interest RB(g)(n)	13.55%	07/01/26	1,700	1,715,810
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB	5.00%	03/15/25	1,310	1,434,778
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB(c)	5.00%	04/01/29	4,860	5,097,314
New York Liberty Development Corp. (7 World Trade Center);
Series 2012, Class 1, Ref. Liberty RB(c)	5.00%	09/15/40	5,100	5,152,887
Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	1,770	1,734,901
Tobacco Settlement Financing Corp.; Series 2003 B-1C, Asset-Backed RB	5.50%	06/01/21	6,000	6,026,220
				96,690,037

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–4.18%
Charlotte (City of) (Cultural Arts Facilities); Series 2009 E, Ref. COP(c)	5.00%	06/01/39	$13,600	$13,443,600
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB	5.00%	01/01/26	1,525	1,605,779
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, Health Care Facilities RB(c)	5.00%	06/01/42	5,110	4,972,848
North Carolina (State of) Medical Care Commission (Salemtowne); Series 2006, Ref. First Mortgage Health Care Facilities RB	5.10%	10/01/30	1,100	991,331
North Carolina (State of) Turnpike Authority;
Series 2011, Monroe Connector System State Appropriation RB(c)	5.00%	07/01/36	1,755	1,794,839
Series 2011, Monroe Connector System State Appropriation RB(c)	5.00%	07/01/41	2,430	2,458,115
University of North Carolina at Chapel Hill; Series 2003, General RB(d)(f)	5.00%	12/01/13	1,200	1,214,592
				26,481,104

North Dakota–0.42%
Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	2,750	2,637,498

Ohio–5.28%
Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/42	3,445	3,221,179
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS–AGC)(b)(c)	5.25%	02/15/33	9,100	9,186,086
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/33	2,000	1,624,760
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB(c)	5.00%	11/15/36	3,390	3,321,353
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/42	3,000	2,976,150
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	2,470	2,624,597
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/44	2,500	1,961,500
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/40	4,835	4,940,983
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, Jr. Lien RB	5.00%	02/15/28	2,500	2,593,425
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(d)	5.88%	06/01/16	930	1,007,013
				33,457,046

Oklahoma–0.20%
Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center); Series 2007, Hospital RB	5.13%	12/01/36	1,500	1,274,085

Oregon–0.54%
Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB	5.25%	04/01/24	685	775,523
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB(h)	6.38%	11/01/33	2,465	2,675,461
				3,450,984

Pennsylvania–1.72%
Pennsylvania (State of) Turnpike Commission;
Series 2004 A, RB (INS–AMBAC)(b)	5.00%	12/01/34	5,000	5,001,700
Subseries 2010 B-2, Sub. Conv. CAB RB(k)	5.75%	12/01/28	2,850	2,634,455
Subseries 2010 B-2, Sub. Conv. CAB RB(k)	6.00%	12/01/34	1,750	1,590,890
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS–BHAC)(b)	5.13%	09/01/23	1,500	1,662,345
				10,889,390

Puerto Rico–2.29%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, Sr. Lien RB	5.00%	07/01/33	2,370	1,620,416
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 AAA, RB	5.25%	07/01/31	2,400	1,785,696
Series 2010 CCC, RB	5.25%	07/01/27	600	468,414
Series 2010 ZZ, Ref. RB	5.25%	07/01/25	700	567,798
Series 2012 A, RB	5.00%	07/01/42	3,105	2,066,595

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, RB	5.38%	08/01/39	$2,125	$1,723,099
First Subseries 2010 A, RB	5.50%	08/01/42	2,900	2,363,355
First Subseries 2010 C, RB	5.25%	08/01/41	4,950	3,903,520
				14,498,893

Rhode Island–0.25%
Rhode Island Economic Development Corp.; Series 2004 A, Ref. Airport RB (INS–AGM)(b)(g)	5.00%	07/01/21	1,500	1,553,340

South Carolina–2.82%
Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB(d)(f)	5.25%	12/01/15	8,000	8,849,440
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/30	1,400	1,368,486
South Carolina (State of) Public Service Authority;
Series 2003 A, Ref. RB (INS–AMBAC)(b)	5.00%	01/01/22	5,175	5,181,158
Series 2003 A, Ref. RB (INS–AMBAC)(b)	5.00%	01/01/27	2,440	2,442,904
				17,841,988

Texas–18.82%
Alamo Community College District; Series 2012, Ref. Limited Tax GO Bonds(c)	5.00%	08/15/34	5,105	5,291,384
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB(g)	4.85%	04/01/21	6,000	6,231,360
Arlington (City of); Series 2009, Special Tax RB	5.00%	08/15/28	4,000	4,093,800
Bexar (County of); Series 2009 A, Flood Control Limited Tax Ctfs. of Obligation	5.00%	06/15/35	2,500	2,605,375
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB	6.20%	07/01/45	2,225	2,292,751
Central Texas Regional Mobility Authority; Series 2013 A, Ref. Sr. Lien RB	5.00%	01/01/43	1,500	1,284,855
Dallas-Fort Worth (Cities of) International Airport;
Series 2003 A, Joint RB(f)(g)	5.38%	11/01/22	3,000	3,023,610
Series 2012 G, Ref. RB	5.00%	11/01/34	3,000	2,949,780
Series 2013 B, Joint Improvement RB	5.00%	11/01/38	1,825	1,766,491
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/15/25	1,130	1,234,943
Harris (County of); Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS–AGM)(b)	5.25%	08/15/31	5,395	5,782,685
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,300	1,364,597
Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS–AGM)(b)(e)	0.00%	09/01/25	4,650	2,557,500
Houston (City of);
Series 2004 A, Ref. First Lien Combined Utility System RB (INS–NATL)(b)	5.25%	05/15/23	8,300	8,571,161
Series 2004 A, Ref. First Lien Combined Utility System RB (INS–NATL)(b)	5.25%	05/15/25	9,500	9,808,275
Series 2009 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/27	2,000	2,151,780
Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/33	2,700	2,778,543
Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/36	4,005	4,074,847
Houston Community College System; Series 2008, Sr. Lien Student Fee RB (INS–AGM)(b)	5.00%	04/15/23	420	465,986
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	2,250	2,226,533
Lower Colorado River Authority;
Series 2010 A, Ref. RB	5.00%	05/15/40	1,700	1,663,093
Series 2012 A, Ref. RB	5.00%	05/15/30	2,130	2,181,205
North Texas Tollway Authority;
Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(b)(e)	0.00%	01/01/28	18,900	8,755,614
Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(b)(e)	0.00%	01/01/31	3,740	1,435,636
Pasadena Independent School District; Series 2013, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/15/43	1,800	1,856,070
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/38	2,495	2,534,246

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2007, Retirement Facilities RB	5.13%	05/15/37	$925	$831,307
Texas (State of) Transportation Commission; Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	3,450	3,223,714
Texas A&M University System Board of Regents;
Series 2009 A, Financing System RB	5.00%	05/15/25	890	985,515
Series 2009 A, Financing System RB	5.00%	05/15/26	2,500	2,744,050
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/28	4,095	3,893,976
Series 2012, Gas Supply RB	5.00%	12/15/29	2,000	1,869,040
Series 2012, Gas Supply RB	5.00%	12/15/31	2,395	2,185,869
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	1,945	2,074,440
University of Houston; Series 2008, Ref. Consolidated RB (INS–AGM)(b)(c)	5.00%	02/15/33	9,100	9,269,988
West Harris County Regional Water Authority; Series 2005, Water System RB (INS–AGM)(b)	5.00%	12/15/24	3,000	3,149,460
				119,209,479

Utah–0.35%
Salt Lake City (City of) (IHC Hospitals, Inc.); Series 1991, Ref. Hospital RB(f)(n)	13.00%	05/15/20	2,200	2,223,716

Vermont–0.35%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	2,500	2,239,975

Virgin Islands–0.39%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	2,400	2,467,632

Virginia–3.97%
Fairfax (County of) Economic Development Authority (Goodwin House Inc.); Series 2007, Residential Care Facilities Mortgage RB	5.13%	10/01/37	1,750	1,688,907
Fairfax (County of) Industrial Development Authority (INOVA Health System); Series 1993, Ref. RB	5.25%	08/15/19	9,000	10,242,990
Route 460 Funding Corp.; Series 2012 A, Sr. Lien Toll Road RB	5.13%	07/01/49	1,150	928,533
Virginia (State of) Small Business Financing Authority (Carilion Clinic Obligated Group); Series 2008 A, VRD Hospital RB(i)	0.10%	07/01/42	8,500	8,500,000
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB(g)	5.50%	01/01/42	1,815	1,574,894
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB(g)	5.00%	01/01/40	2,800	2,229,052
				25,164,376

Washington–4.68%
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB(g)	5.50%	07/01/25	925	1,014,253
Grant (County of) Public Utility District No. 2; Series 2005 A, Ref. Wanapum Hydro Electric RB (INS–NATL)(b)	5.00%	01/01/34	1,705	1,809,517
Lewis (County of) Public Utility District No. 1 (Cowlitz Falls Hydroelectric); Series 2003, Ref. RB(d)(f)	5.00%	10/01/13	1,000	1,004,150
Spokane County School District No. 81; Series 2005, Unlimited Tax GO Bonds(d)(f)	5.13%	06/01/15	2,500	2,705,800
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB(c)	5.00%	02/01/41	3,000	2,870,520
Washington (State of) Health Care Facilities Authority (Providence Health); Series 2006 C, RB (INS–AGM)(b)	5.25%	10/01/33	1,500	1,549,515
Washington (State of);
Series 2010 A, Various Purpose Unlimited Tax GO Bonds(c)	5.00%	08/01/29	8,420	9,199,860
Series 2010 A, Various Purpose Unlimited Tax GO Bonds(c)	5.00%	08/01/30	8,850	9,504,015
				29,657,630

Wisconsin–1.09%
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/39	5,000	4,673,744

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	$2,000	$2,213,260
				6,887,004
TOTAL INVESTMENTS(o)–164.10% (Cost $1,046,431,696)				1,039,409,435
FLOATING RATE NOTE OBLIGATIONS–(31.65)%
Notes with interest rates ranging from 0.06% to 0.62% at 08/31/13 and contractual maturities of collateral ranging from 06/01/25 to 10/01/52 (See Note 1J)(p)				(200,445,000)
OTHER ASSETS LESS LIABILITIES–1.29%				8,185,172
VARIABLE RATE MUNI TERM PREFERRED SHARES–(33.74)%				(213,723,581)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$633,426,026

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAN	– Bond Anticipation Notes
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
Conv.	– Convertible
COP	– Certificates of Participation

Ctfs.	– Certificates
FTA	– Federal Transit Administration
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax

RAB	– Revenue Anticipation Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1J.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Security subject to the alternative minimum tax.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $6,516,737, which represented 1.03% of the Trust’s Net Assets.
(i)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(m)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $10,525,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.
(n)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the rate on the related security changes. The aggregate value of these securities at August 31, 2013 was $3,939,526, which represented less than 1% of the Trust’s Net Assets.
(o)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	8.1%
National Public Finance Guarantee Corp.	7.2

(p)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at August 31, 2013. At August 31, 2013, the Trust’s investments with a value of $315,407,030 are held by Dealer Trusts and serve as collateral for the $200,445,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

as of August 31, 2013

Revenue Bonds	79.2%
General Obligation Bonds	14.8
Pre-refunded Bonds	4.3
Other	1.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Quality Municipal Income Trust

Statement of Assets and Liabilities

August 31, 2013

(Unaudited)

Assets:
Investments, at value (Cost $1,046,431,696)	$1,039,409,435
Receivable for:
Investments sold	917,946
Interest	11,082,060
Fund expenses absorbed	91,398
Investment for trustee deferred compensation and retirement plans	43,823
Deferred offering costs	164,211
Other assets	20,822
Total assets	1,051,729,695

Liabilities:
Floating rate note obligations	200,445,000
Variable rate muni term preferred shares at liquidation preference ($0.01 par value, 2,139 issued with liquidation preference of $100,000 per share)	213,723,581
Payable for:
Investments purchased	890,722
Amount due custodian	2,688,658
Accrued trustees’ and officers’ fees and benefits	4,637
Accrued other operating expenses	66,146
Trustee deferred compensation and retirement plans	265,926
Accrued interest expenses	218,999
Total liabilities	418,303,669
Net assets applicable to common shares	$633,426,026

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$722,600,925
Undistributed net investment income	2,329,547
Undistributed net realized gain (loss)	(84,482,185)
Net unrealized appreciation (depreciation)	(7,022,261)
$633,426,026

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	52,883,797
Net asset value per common share	$11.98
Market value per common share	$10.99

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Quality Municipal Income Trust

Statement of Operations

For the six months ended August 31, 2013

(Unaudited)

Investment income:
Interest	$24,771,082

Expenses:
Advisory fees	3,126,834
Administrative services fees	84,595
Custodian fees	10,569
Interest, facilities and maintenance fees	2,159,913
Transfer agent fees	6,663
Trustees’ and officers’ fees and benefits	28,842
Other	263,842
Total expenses	5,681,258
Less: Fees waived	(1,630,470)
Net expenses	4,050,788
Net investment income	20,720,294

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(7,550,633)
Change in net unrealized appreciation (depreciation) of investment securities	(112,412,291)
Net realized and unrealized gain (loss)	(119,962,924)
Net increase (decrease) in net assets from operations applicable to common shares	$(99,242,630)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Quality Municipal Income Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2013 and the year ended February 28, 2013

(Unaudited)

	August 31, 2013	February 28, 2013
Operations:
Net investment income	$20,720,294	$27,416,841
Net realized gain (loss)	(7,550,633)	2,154,095
Change in net unrealized appreciation (depreciation)	(112,412,291)	9,064,671
Net increase (decrease) in net assets resulting from operations	(99,242,630)	38,635,607
Distributions to auction rate preferred shareholders from net investment income	—	(105,655)
Net increase (decrease) in net assets from operations applicable to common shares	(99,242,630)	38,529,952
Distributions to shareholders from net investment income	(21,814,568)	(28,675,570)
Increase from transactions in common shares of beneficial interest	—	418,357,421
Net increase (decrease) in net assets applicable to common shares	(121,057,198)	428,211,803

Net assets applicable to common shares:
Beginning of period	754,483,224	326,271,421
End of period (includes undistributed net investment income of $2,329,547 and $3,423,821, respectively)	$633,426,026	$754,483,224

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Quality Municipal Income Trust

Statement of Cash Flows

For the six months ended August 31, 2013

(Unaudited)

Cash provided by operating activities:
Net increase (decrease) in net assets resulting from operations applicable to common shares	$(99,242,630)

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(139,372,634)
Net purchases of short-term investments	(12,500,000)
Proceeds from sales of investments	149,211,628
Amortization of premium and deferred offering cost	2,312,029
Accretion of discount	(1,651,237)
Increase in interest receivables and other assets	(148,409)
Decrease in accrued expenses and other payables	(60,071)
Net realized loss from investment securities	7,550,633
Net change in unrealized depreciation on investment securities	112,412,291
Net cash provided by operating activities	18,511,600

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(21,814,568)
Decrease in payable for amount due custodian	(1,657,032)
Net proceeds from floating rate note obligations	4,960,000
Net cash provided by (used in) financing activities	(18,511,600)
Net increase in cash and cash equivalents	—
Cash at beginning of period	—
Cash at end of period	$—

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$2,119,056

Notes to Financial Statements

August 31, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Quality Municipal Income Trust (the “Trust”), is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide current income which is exempt from federal income tax.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

20                         Invesco Quality Municipal Income Trust

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), and interest and administrative expenses related to establishing and maintaining Auction Rate Preferred Shares (“ARPS”) and floating rate note obligations, if any.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

21                         Invesco Quality Municipal Income Trust

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average weekly managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least October 31, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Trust’s expenses (excluding certain items discussed below) to 0.50%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Trust’s expenses to exceed the limit reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Trust has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on October 31, 2014. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended August 31, 2013, the adviser waived fees of $1,630,470.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2013, expenses incurred under these agreements are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2013, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

22                         Invesco Quality Municipal Income Trust

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2013 were $201,275,714 and 0.74%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2013 which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2014	$544,721	$—	$544,721
February 28, 2015	4,539,569	—	4,539,569
February 29, 2016	31,831,662	—	31,831,662
February 28, 2017	29,575,590	—	29,575,590
February 28, 2018	4,534,854	—	4,534,854
February 28, 2019	172,617	—	172,617
Not subject to expiration	—	1,966,107	1,966,107
	$71,199,013	$1,966,107	$73,165,120

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of October 15, 2012, the date of reorganization of Invesco Quality Municipal Investment Trust and Invesco Quality Municipal Securities into the Trust, are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2013 was $140,251,687 and $135,321,668, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$36,103,861
Aggregate unrealized (depreciation) of investment securities	(45,595,799)
Net unrealized appreciation (depreciation) of investment securities	$(9,491,938)

Cost of investments for tax purposes is $1,048,901,373.

23                         Invesco Quality Municipal Income Trust

NOTE 8—Variable Rate Muni Term Preferred Shares

On May 17, 2012, the Trust issued 1,168 Series 2015/12-IQI VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of VMTP Shares on May 17, 2012 were used to redeem all of the Trust’s outstanding ARPS. In addition, the Trust issued 971 Series 2015/12-IQI VMTP Shares in connection with the reorganization of Invesco Quality Municipal Securities and Invesco Quality Municipal Investments Trust into the Trust with a liquidation preference of $100,000 per share. VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date. The Trust is required to redeem all outstanding VMTP Shares on December 1, 2015, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurred costs in connection with the issuance of the VMTP Shares. These costs were recorded as a deferred charge and are being amortized over the 3 1⁄2 year life of the VMTP Shares. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations and the unamortized balance is included in Deferred offering costs on the Statement of Assets and Liabilities.

Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.15% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). Subsequent rates are determined based upon changes in the SIFMA Index and take into account a ratings spread of 1.20% to 1.38% which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2013 were $213,900,000 and 1.29%, respectively.

The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of VMTP Shares at liquidation preference.

The liquidation preference of VMTP Shares, which are considered debt of the Trust for financial reporting purposes, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 9—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	August 31, 2013	February 28, 2013
Beginning shares	52,883,797	23,505,265
Shares issued in connection with acquisitions(a)	—	29,378,532
Ending shares	52,883,797	52,883,797

(a)	As of the opening of business on October 15, 2012, Invesco Quality Municipal Investment Trust and Invesco Quality Municipal Securities (the “Target Trusts”) merged with and into the Trust pursuant to a plan of reorganization approved by the Trustees of the Trust on November 30, 2011 and by the shareholders of the Target Trusts on August 14, 2012. The reorganization was accomplished by a tax-free exchange of 29,378,532 shares of the Trust for 13,865,371 shares outstanding of Invesco Quality Municipal Investment Trust and 13,454,167 shares outstanding of Invesco Quality Municipal Securities as of the close of business on October 12, 2012. Common shares of the Target Trusts were exchanged for common shares of the Trust, based on the relative net asset value of the Target Trusts to the net asset value of the Trust as of the close of business on October 12, 2012. Invesco Quality Municipal Investment Trust’s net assets as of the close of business on October 12, 2012 of $206,182,005, including $30,279,478 of unrealized appreciation and Invesco Quality Municipal Securities’ net assets as of the close of business on October 12, 2012 of $212,175,416, including $29,550,008 of unrealized appreciation, were combined with those of the Trust. The net assets of the Trust immediately before the reorganization were $334,634,947 and $752,992,368 immediately after the reorganization.
The pro forma results of operations for the year ended February 28, 2013 assuming the reorganization had been completed on March 1, 2012, the beginning of the annual reporting period are as follows:

Net investment income	$42,312,373
Net realized/unrealized gains	23,424,969
Change in net assets resulting from operations	$65,737,342

The combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Trusts that have been included in the Trust’s Statement of Operations since October 15, 2012.

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2013:

Declaration Date	Amount per Share	Record Date	Payable Date
September 3, 2013	$0.06875	September 13, 2013	September 30, 2013
October 1, 2013	0.06875	October 11, 2013	October 31, 2013

24                         Invesco Quality Municipal Income Trust

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31,		Year ended February 28,	Year ended February 29,		Four months ended February 28,		Years ended October 31,
	2013		2013	2012		2011		2010		2009		2008
Net asset value per common share, beginning of period	$14.27		$13.88	$12.19		$13.40		$12.61		$11.12		$14.50
Net investment income(a)	0.39		0.79	0.84		0.27		0.93		0.96		1.03
Net gains (losses) on securities (both realized and unrealized)	(2.27)		0.47	1.74		(1.19)		0.74		1.36		(3.45)
Distributions paid to auction rate preferred shareholders from net investment income(a)			(0.00)	(0.02)		(0.01)		(0.02)		(0.05)		(0.30)
Total from investment operations	(1.88)		1.26	2.56		(0.93)		1.65		2.27		(2.72)
Less distributions paid to common shareholders from net investment income	(0.41)		(0.87)	(0.87)		(0.28)		(0.86)		(0.78)		(0.68)
Anti-dilutive effect of shares repurchased(a)	—		—	—		—		—		—		0.02
Net asset value per common share, end of period	$11.98		$14.27	$13.88		$12.19		$13.40		$12.61		$11.12
Market value per common share, end of period	$10.99		$13.64	$14.16		$11.81		$13.37		$11.80		$9.21
Total return at net asset value(b)	(13.18)%		9.27%	21.91%		(6.85)%		13.59%
Total return at market value(c)	(16.68)%		2.38%	28.37%		(9.55)%		21.12%		37.92%		(24.42)%
Net assets applicable to common shares, end of period (000’s omitted)	$633,426		$754,483	$326,271		$286,628		$314,899		$296,499		$261,348
Portfolio turnover rate(d)	12%		20%	26%		3%		11%		16%		8%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.13	%(e)	1.15%	1.07	%(f)	1.40	%(f)(g)(h)	0.92	%(f)	1.13	%(f)(i)	1.51	%(f)(i)
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(j)	0.52	%(e)	0.59%	0.84	%(f)	1.20	%(f)(g)(h)	0.76	%(f)	0.83	%(f)(i)	0.83	%(f)(i)
Without fee waivers and/or expense reimbursements	1.59	%(e)	1.40%	1.07	%(f)	1.40	%(f)(g)(h)	0.92	%(f)	1.13	%(f)(i)	1.51	%(f)(i)
Ratio of net investment income before preferred share dividends	5.81	%(e)	5.60%	6.51%		6.65	%(g)	7.11%		8.30	%(i)	7.55	%(i)
Preferred share dividends			0.02%	0.12%		0.19	%(g)	0.18%		0.46%		2.23%
Ratio of net investment income after preferred share dividends	5.81	%(e)	5.58%	6.39%		6.46	%(g)	6.93%		7.84	%(i)	5.32	%(i)
Rebate from Morgan Stanley affiliate	—		—	—		—		—		0.01%		0.01%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$213,724		$213,900	$116,850		$137,650
Asset coverage per preferred share(k)	$396,049		$452,601	$189,611		$154,115		329%		315%		269%
Liquidating preference per preferred share	$100,000		$100,000	$50,000		$50,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended February 28, 2013, the portfolio turnover calculation excludes the value of securities purchased of $444,360,729 and sold of $20,353,926 in the effort to realign the Trust’s portfolio holdings after the reorganization of Invesco Quality Municipal Investment Trust and Invesco Quality Municipal Securities into the Trust.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $707,871.
(f)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(g)	Annualized.
(h)	Ratio includes an adjustment for a change in accounting estimate for professional fees during the period. Ratios excluding this adjustment would have been lower by 0.15%.
(i)	The ratios reflect the rebate of certain Trust expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(j)	For the years ended October 31, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(k)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets and dividing this by the number of preferred shares outstanding. For periods prior to February 28, 2011, calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets and dividing by preferred shares at liquidation value.

25                         Invesco Quality Municipal Income Trust

NOTE 12—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Pending Litigation and Regulatory Inquiries

The Trust received two shareholder demand letters dated July 16, 2010 and March 25, 2011. The shareholder in the July 16, 2010 demand letter alleged that the former Adviser and certain individuals breached their fiduciary duties and wasted Trust assets by causing the Trust to redeem Auction Rate Preferred Securities (“ARPS”) at their liquidation value at the expense of the Trust and common shareholders. The shareholder in the demand letter dated March 25, 2011 alleged that the Adviser and certain current board and officers of the Trust breached their fiduciary duties and wasted Trust assets by causing the Trust to redeem ARPS at their liquidation value, although the actions complained of occurred prior to the election of the current board, appointment of current officers, and tenure of the current adviser. Furthermore, the Invesco Quality Municipal Investment Trust (“Trust”), which merged into the Invesco Quality Municipal Income Trust received a shareholder demand letter dated September 1, 2010 alleging that the certain individuals and the former Adviser breached their fiduciary duties and wasted Trust assets by causing the Trust to redeem ARPS at their liquidation value at the expense of the Trust and common shareholders. The shareholders in all three demand letters claimed that the Trust was not obliged to provide liquidity to the preferred shareholders, the redemptions were improperly motivated to benefit the Adviser and its affiliates, and the market value and fair value of the ARPS were less than liquidation value at the time they were redeemed. The shareholders demanded that: 1) the Board takes action against the Adviser and individuals to recover damages; 2) the Board refrains from authorizing further redemptions or repurchases of ARPS by the Trust at prices in excess of fair value or market value at the time of the transaction; and 3) the Board institute corporate governance measures. The Board formed a Special Litigation Committee (“SLC”) to investigate these demands and make a recommendation to the Board regarding whether pursuit of the demands and attendant claims is in the best interests of the Trust. Upon completion of its investigation, the SLC recommended that the Board reject the demands specified in the shareholder demand letters. The Board publicly announced on July 12, 2011, that the Independent Trustees had voted to adopt the SLC’s recommendation and reject the demands. The Trust is not the subject of a lawsuit in connection with these demand letters. The Trust has accrued $32,848 in expenses relating to these matters during the six months ending August 31, 2013.

Management of Invesco and the Trust believe that the outcome of the demand letters described above will have no material adverse effect on the Trust or on the ability of Invesco to provide ongoing services to the Trust.

26                         Invesco Quality Municipal Income Trust

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Quality Municipal Income Trust (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Fund’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 17-19, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2013. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the closed-end funds and all of the open-end funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund mergers approved by the Trustees. The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by different predecessor boards. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 19, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper

27 Invesco Quality Municipal Income Trust

Closed-End – General & Insured Municipal Funds (Leveraged) Index. The Board noted that the Fund’s performance was in the fifth quintile of its performance universe for the one and five year periods and the fourth quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one, three and five year periods. Invesco Advisers noted that the Fund’s portfolio securities were of higher quality than its peers and that the current portfolio management team intends to add leverage and lower-rated credit exposure as market conditions permit. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual management fee rate was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees and that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one closed-end fund with comparable investment strategies overseen by the Board; and below the rate of four closed-end funds with comparable investment strategies advised by Invesco Advisers but overseen by a different board.

Other than the funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts in a manner substantially similar to the management of the Fund.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least October 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers is fair and reasonable.

D.	Economies of Scale

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of fund accounting services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

28                         Invesco Quality Municipal Income Trust

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco Quality Municipal Income Trust (the “Fund”) was held on August 8, 2013. The Meeting was held for the following purpose:

(1)	Elect three Trustees, by the holders of Common Shares and Preferred Shares voting together as a single class, and elect one Trustee by the holders of Preferred Shares voting separately, each of whom will serve for a three-year term or until his or her successor has been duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against
(1)	Albert R. Dowden	46,529,212	2,111,265
	Hugo F. Sonnenschein	46,459,862	2,180,615
	Raymond Stickel, Jr.	46,539,570	2,100,907
	Prema Mathai-Davis(P)	2,139	0

(P)	Election of Trustee by preferred shareholders only.

29                         Invesco Quality Municipal Income Trust

Correspondence information

Send general correspondence to Computershare, P.O. Box 43078, Providence, RI 02940-3078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

    A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-06591                 MS-CE-QMINC-SAR-1

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 13, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2013, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Quality Municipal Income Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 8, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 8, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 8, 2013

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.